Capital Stock (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of classes of share capital

	Number of shares issued and outstanding	Stated capital value

Balance at March 31, 2022	147,957,787	$1,378.0

Common shares repurchased and cancelled:

Normal Course Issuer Bid	(3,364,262)	(31.2)

Substantial Issuer Bid	(41,025,641)	(388.4)

Balance at March 31, 2023	103,567,884	$958.4

Issuance of capital stock	535,188	5.5

Balance at March 31, 2024	104,103,072	$963.9